COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
Indemnity cost	$ 0	$ 0
Combined penalty amount	10,000
Accrued loss contingency	$ 10,000	$ 10,000